                                               --------------------------------
                                               SUN LIFE (N.Y.) VARIABLE
                                               ACCOUNT A

                                               ANNUAL REPORT FOR THE
                                               YEAR ENDED DECEMBER 31, 1999

INDEPENDENT AUDITORS' REPORT


To the Participants in Sun Life (N.Y.) Variable Account A and the Board of Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statement of condition of Massachusetts Investors Trust Sub-Account, Massachusetts Investors Growth Fund Sub-Account, MFS Total Return Sub-Account, MFS Growth Opportunities Sub-Account, MFS Research Sub-Account, MFS Bond Sub-Account, MFS Money Market Sub-Account, MFS Government Money Market Sub-Account, MFS High Income Sub-Account, MFS Global Governments Sub-Account, and MFS Emerging Growth Sub-Account of Sun Life of Canada (N.Y.) Variable Account A (the "Sub-Accounts") as of December 31, 1999, the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended December 31, 1999 and 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1999, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP



Boston, Massachusetts

February 10, 2000

                      SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                            STATEMENT OF CONDITION

                               DECEMBER 31, 1999

                                                                SHARES           COST            VALUE
                                                              ---------------------------------------------
ASSETS:
  Investments in mutual funds:
    Massachusetts Investors Trust ("MIT")*                      65,030        $1,051,411       $1,362,427
    Massachusetts Investors Growth Stock Fund ("MIG")*          55,322           838,495        1,124,864
    MFS Total Return Fund ("MTR")*                             138,280         2,107,623        1,919,204
    MFS Growth Opportunities Fund ("MGO")*                      12,012           182,370          229,109
    MFS Research Fund ("MFR")*                                  13,378           286,137          386,066
    MFS Bond Fund ("MFB")*                                      42,462           556,802          517,204
    MFS Money Market Fund ("MCM")*                             312,499           312,499          312,499
    MFS Government Money Market Fund ("MCG")*                   30,075            30,075           30,075
    MFS High Income Fund ("MFH")*                               38,216           198,733          190,589
    MFS Global Governments Fund ("MGG")*                        12,047           130,848          113,391
    MFS Emerging Growth Fund ("MEG")*                           14,953           481,900          995,693
                                                                             -------------------------------

NET ASSETS                                                                    $6,176,893       $7,181,121
                                                                             ===============================

NET ASSETS APPLICABLE TO OWNERS OF DEFERRED                      UNITS        UNIT VALUE            VALUE
  VARIABLE ANNUITY CONTRACTS:                                  ---------------------------------------------
   MIT                                                          19,051         $ 71.5754       $1,362,427
   MIG                                                          11,126          101.6219        1,124,864
   MTR                                                          42,572           46.5944        1,919,204
   MGO                                                           3,458           65.6784          229,109
   MFR                                                           5,909           65.3200          386,066
   MFB                                                          19,507           25.9887          517,204
   MCM                                                          18,016           17.3427          312,499
   MCG                                                           1,772           16.9721           30,075
   MFH                                                           6,600           29.3372          190,589
   MGG                                                           3,806           28.9030          113,391
   MEG                                                           9,211          109.1210          995,693
                                                                                              -------------

NET ASSETS                                                                                     $7,181,121
                                                                                              ==============

* Investments are made in Class A shares of the Fund.

                     See notes to financial statements.

                      SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1999


                                                       MIT          MIG          MTR          MGO          MFR          MFB
                                                   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                                   -----------  -----------  -----------  -----------  -----------  -----------
Income and expenses:
  Dividend income and capital gain
    distributions received                         $  45,832    $  84,410    $ 196,716    $  26,623    $  27,673    $  37,036
  Mortality and expense risk charges                 (19,002)     (16,210)     (28,447)      (4,040)      (5,926)      (6,980)
                                                   ---------    ---------    ---------    ---------    ---------    ---------

        Net investment income (loss)                  26,830       68,200      168,269       22,583       21,747       30,056
                                                   ---------    ---------    ---------    ---------    ---------    ---------

Realized and unrealized gains
  (losses):
  Realized gains (losses) on
    investment transactions:
      Proceeds from sales                            444,580      652,691      449,605      201,961      242,962       90,250
      Cost of investments sold                      (242,931)    (387,720)    (394,819)    (149,708)    (145,063)     (90,775)
                                                   ---------    ---------    ---------    ---------    ---------    ---------

        Net realized gains (losses)                  201,649      264,971       54,786       52,253       97,899         (525)
                                                   ---------    ---------    ---------    ---------    ---------    ---------

Net unrealized appreciation
  (depreciation) on investments:
    End of year                                      311,016      286,369     (188,419)      46,739       99,929      (39,598)
    Beginning of year                                465,059      271,399        9,139       62,543      139,939        8,313
                                                   ---------    ---------    ---------    ---------    ---------    ---------

      Change in unrealized
        appreciation (depreciation)                 (154,043)      14,970     (197,558)     (15,804)     (40,010)     (47,911)
                                                   ---------    ---------    ---------    ---------    ---------    ---------

      Realized and unrealized gains
        (losses)                                      47,606      279,941     (142,772)      36,449       57,889      (48,436)
                                                   ---------    ---------    ---------    ---------    ---------    ---------

Increase (Decrease) in net assets
  from operations                                  $  74,436    $ 348,141    $  25,497    $  59,032    $  79,636    $ (18,380)
                                                   =========    =========    =========    =========    =========    =========

                                                       MCM          MCG          MFH          MGG          MEG
                                                   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                                   -----------  -----------  -----------  -----------  -----------
Income and expenses:
  Dividend income and capital gain
    distributions received                         $  13,520    $   1,245    $  21,437    $  10,794    $   4,789
  Mortality and expense risk charges                  (3,799)        (374)      (3,017)      (2,099)     (12,460)
                                                   ---------    ---------    ---------    ---------    ---------

        Net investment income (loss)                   9,721          871       18,420        8,695       (7,671)
                                                   ---------    ---------    ---------    ---------    ---------

Realized and unrealized gains
  (losses):
  Realized gains (losses) on
    investment transactions:
      Proceeds from sales                            246,495        2,556       94,437       77,483      496,176
      Cost of investments sold                      (246,495)      (2,556)     (90,872)     (85,483)    (212,171)
                                                   ---------    ---------    ---------    ---------    ---------

        Net realized gains (losses)                    --           --           3,565       (8,000)     284,005
                                                   ---------    ---------    ---------    ---------    ---------

Net unrealized appreciation
  (depreciation) on investments:
    End of year                                        --           --          (8,144)     (17,457)     513,793
    Beginning of year                                  --           --            (456)      (8,819)     436,161
                                                   ---------    ---------    ---------    ---------    ---------

      Change in unrealized
        appreciation (depreciation)                    --           --          (7,688)      (8,638)      77,632
                                                   ---------    ---------    ---------    ---------    ---------

      Realized and unrealized gains
        (losses)                                       --           --          (4,123)     (16,638)     361,637
                                                   ---------    ---------    ---------    ---------    ---------

Increase (Decrease) in net assets
  from operations                                  $   9,721    $     871    $  14,297    $  (7,943)   $ 353,966
                                                   =========    =========    =========    =========    =========


                     See notes to financial statements.

                      SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                    YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                       MIT                      MIG                       MTR
                                                   SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                                    YEAR ENDED               YEAR ENDED                YEAR ENDED
                                                    DECEMBER 31,             DECEMBER 31,              DECEMBER 31,
                                                1999         1998        1999          1998        1999          1998
                                             ----------- -----------  -----------  -----------  -----------  -----------
Operations:
  Net investment income                      $   26,830  $   71,748   $   68,200   $   82,665   $  168,269   $  339,350
  Net realized gains (losses)                   201,649      75,505      264,971       24,916       54,786      320,975
  Net unrealized gains (losses)                (154,043)    131,349       14,970      184,814     (197,558)    (396,689)
                                             ----------  ----------   ----------   ----------   ----------   ----------


Increase (Decrease) in net assets from
  operations                                     74,436     278,602      348,141      292,395       25,497      263,636
                                             ----------  ----------   ----------   ----------   ----------   ----------


Contract Owner Transactions:
  Accumulation Activity:
    Purchase payments received                   31,674      66,096       13,888       22,531       11,466       28,124
    Net transfers between Sub-Accounts
      and Fixed Accounts                        (53,038)     58,862       73,789      263,215      (91,840)      (8,578)
    Withdrawals, surrenders and account fees   (310,146)   (135,666)    (518,546)     (66,695)    (316,540)    (756,937)
                                             ----------  ----------   ----------   ----------   ----------   ----------

Net contract owner activity                    (331,510)    (10,708)    (430,869)    (219,051)    (396,914)    (737,391)
                                             ----------  ----------   ----------   ----------   ----------   ----------

      Increase (Decrease) in net assets        (257,074)    267,894      (82,728)     511,446     (371,417)    (473,755)

Net Assets:
  Beginning of year                           1,619,501   1,351,607    1,207,592      696,146    2,290,621    2,764,376
                                             ----------  ----------   ----------   ----------   ----------   ----------

  End of year                                $1,362,427  $1,619,501   $1,124,864   $1,207,592   $1,919,204   $2,290,621
                                             ==========  ==========   ==========   ==========   ==========   ==========


                                                       MGO                      MFR                       MFB
                                                   SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                                   YEAR ENDED                YEAR ENDED                YEAR ENDED
                                                   DECEMBER 31,              DECEMBER 31,              DECEMBER 31,
                                                1999         1998        1999          1998        1999          1998
                                             ----------- -----------  -----------  -----------  -----------  -----------
Operations:

  Net investment income                      $   22,583  $   32,663   $   21,747   $   13,193   $   30,056   $   34,726
  Net realized gains (losses)                    52,253      10,930       97,899       25,727         (525)       9,946
  Net unrealized gains (losses)                 (15,804)     27,444      (40,010)      54,551      (47,911)     (23,317)
                                             ----------  ----------   ----------   ----------   ----------   ----------

Increase (Decrease) in net assets from
  operations                                     59,032      71,037       79,636       93,471      (18,380)      21,355
                                             ----------  ----------   ----------   ----------   ----------   ----------

Contract Owner Transactions:
  Accumulation Activity:
    Purchase payments received                    4,625       4,092        8,668       17,561       17,484       47,843
    Net transfers between Sub-Accounts
      and Fixed Accounts                         18,954      37,874      (60,889)      36,184      (16,575)    (125,568)
    Withdrawals, surrenders and account fees   (198,135)    (28,036)    (174,779)     (51,835)     (49,486)     (42,901)
                                             ----------  ----------   ----------   ----------   ----------   ----------

Net contract owner activity                    (174,556)     13,930     (227,000)       1,910      (48,577)    (120,626)
                                             ----------  ----------   ----------   ----------   ----------   ----------

      Increase (Decrease) in net assets        (115,524)     84,967     (147,364)      95,381      (66,957)     (99,271)


Net Assets:
  Beginning of year                             344,633     259,666      533,430      438,049      584,161      683,432
                                             ----------  ----------   ----------   ----------   ----------   ----------

  End of year                                $  229,109  $  344,633   $  386,066   $  533,430   $  517,204   $  584,161
                                             ==========  ==========   ==========   ==========   ==========   ==========


                     See notes to financial statements.

                     YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                      MCM                       MCG                       MFH
                                                  SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                                   YEAR ENDED                YEAR ENDED                YEAR ENDED
                                                   DECEMBER 31,              DECEMBER 31,              DECEMBER 31,
                                                1999         1998        1999          1998        1999          1998
                                             ----------- -----------  -----------  -----------  -----------  -----------
Operations:
  Net investment income (expense)            $    9,721  $    8,684   $      871   $    2,431   $   18,420   $   23,288
  Net realized gains (losses)                    --          --           --           --            3,565        9,871
  Net unrealized gains (losses)                  --          --           --           --           (7,688)     (28,392)
                                             ----------  ----------   ----------   ----------   ----------   ----------

Increase (Decrease) in net assets from
  operations                                      9,721       8,684          871        2,431       14,297        4,767
                                             ----------  ----------   ----------   ----------   ----------   ----------

Contract Owner Transactions:
  Accumulation Activity:
    Purchase payments received                    3,714      21,471        1,823       12,068        1,417        1,602
    Net transfers between Sub-Accounts
      and Fixed Accounts                        235,544     (17,337)      --          (54,219)      --          (44,464)
    Withdrawals, surrenders and account fees   (171,604)    (58,356)      (2,194)      (1,371)     (89,058)     (65,615)
                                             ----------  ----------   ----------   ----------   ----------   ----------

Net contract owner activity                      67,654     (54,222)        (371)     (43,522)     (87,641)    (108,477)
                                             ----------  ----------   ----------   ----------   ----------   ----------

      Increase (Decrease) in net assets          77,375     (45,538)         500      (41,091)     (73,344)    (103,710)


Net Assets:
  Beginning of year                             235,124     280,662       29,575       70,666      263,933      367,643
                                             ----------  ----------   ----------   ----------   ----------   ----------

  End of year                                $  312,499  $  235,124   $   30,075   $   29,575   $  190,589   $  263,933
                                             ==========  ==========   ==========   ==========   ==========   ==========


                                                      MGG                       MEG
                                                   SUB-ACCOUNT              SUB-ACCOUNT
                                                   YEAR ENDED                YEAR ENDED
                                                   DECEMBER 31,              DECEMBER 31,
                                                1999         1998        1999          1998
                                             ----------- -----------  -----------  -----------
Operations:
  Net investment income (expense)            $    8,695  $    8,932   $   (7,671)  $   (3,260)
  Net realized gains (losses)                    (8,000)    (20,855)     284,005      116,553
  Net unrealized gains (losses)                  (8,638)     21,466       77,632      101,810
                                             ----------  ----------   ----------   ----------

Increase (Decrease) in net assets from
  operations                                     (7,943)      9,543      353,966      215,103
                                             ----------  ----------   ----------   ----------

Contract Owner Transactions:
  Accumulation Activity:
    Purchase payments received                    1,976       5,054       19,249       28,961
    Net transfers between Sub-Accounts
      and Fixed Accounts                        (24,901)   (112,998)     (92,844)     (57,971)
    Withdrawals, surrenders and account fees    (49,021)    (81,997)    (348,108)    (109,475)
                                             ----------  ----------   ----------   ----------

Net contract owner activity                     (71,946)   (189,941)    (421,703)    (138,485)
                                             ----------  ----------   ----------   ----------

      Increase (Decrease) in net assets         (79,889)   (180,398)     (67,737)      76,618

Net Assets:
  Beginning of year                             193,280     373,678    1,063,430      986,812
                                             ----------  ----------   ----------   ----------

  End of year                                $  113,391  $  193,280   $  995,693   $1,063,430
                                             ==========  ==========   ==========   ==========


                     See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS


(1)  ORGANIZATION

     Sun Life (N.Y.) Variable Account A (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York (the "Sponsor"), a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

     The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     GENERAL

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENT VALUATIONS

     Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

     Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

     FEDERAL INCOME TAX STATUS

     The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3)  CONTRACT CHARGES

     A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

     Each year on the contract anniversary, a contract maintenance charge ("Account Fee") of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date, the Account Fee is deducted pro rata from each annuity payment made during the year.

     The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

(4)  UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS



                                                       MIT                      MIG                       MTR
                                                   SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                                    YEAR ENDED               YEAR ENDED                YEAR ENDED
                                                    DECEMBER 31,             DECEMBER 31,              DECEMBER 31,
                                                1999         1998        1999          1998        1999          1998
                                             ----------- -----------  -----------  -----------  -----------  -----------

Units outstanding, beginning of year             23,908      24,219       16,336       13,024       51,043       67,638

  Units purchased                                   483       1,019          178          360          261          565
  Units transferred between Sub-Accounts
    and Fixed Accounts                             (790)        941        1,062        3,998       (1,973)        (214)
  Units withdrawn and surrendered                (4,550)     (2,271)      (6,450)      (1,046)      (6,759)     (16,946)
                                             ----------  ----------   ----------   ----------   ----------   ----------

Units outstanding, end of year                   19,051      23,908       11,126       16,336       42,572       51,043
                                             ==========  ==========   ==========   ==========   ==========   ==========


                                                       MGO                      MFR                       MFB
                                                   SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                                   YEAR ENDED                YEAR ENDED                YEAR ENDED
                                                   DECEMBER 31,              DECEMBER 31,              DECEMBER 31,
                                                1999         1998        1999          1998        1999          1998
                                             ----------- -----------  -----------  -----------  -----------  -----------
Units outstanding, beginning of year              6,850       6,582        9,981        9,945       21,362       25,870

  Units purchased                                    86          93          161          362          682        1,799
  Units transferred between Sub-Accounts
    and Fixed Accounts                              377         793       (1,097)         738         (660)      (4,699)
  Units withdrawn and surrendered                (3,855)       (618)      (3,136)      (1,064)      (1,877)      (1,608)
                                             ----------  ----------   ----------   ----------   ----------   ----------

Units outstanding, end of year                    3,458       6,850        5,909        9,981       19,507       21,362
                                             ==========  ==========   ==========   ==========   ==========   ==========


                                                      MCM                       MCG                       MFH
                                                  SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                                   YEAR ENDED                YEAR ENDED                YEAR ENDED
                                                   DECEMBER 31,              DECEMBER 31,              DECEMBER 31,
                                                1999         1998        1999          1998        1999          1998
                                             ----------- -----------  -----------  -----------  -----------  -----------
Units outstanding, beginning of year             14,005      17,324         1,795       4,440        9,605       13,294

  Units purchased                                   219       1,313           109         734           47           58
  Units transferred between Sub-Accounts
    and Fixed Accounts                           13,760      (1,077)       --          (3,295)      --           (1,518)
  Units withdrawn and surrendered                (9,968)     (3,555)         (132)        (84)      (3,052)      (2,229)
                                             ----------  ----------   ----------   ----------   ----------   ----------

Units outstanding, end of year                   18,016      14,005        1,772        1,795        6,600        9,605
                                             ==========  ==========   ==========   ==========   ==========   ==========


                                                      MGG                       MEG
                                                   SUB-ACCOUNT              SUB-ACCOUNT
                                                   YEAR ENDED                YEAR ENDED
                                                   DECEMBER 31,              DECEMBER 31,
                                                1999         1998        1999          1998
                                             ----------- -----------  -----------  -----------
Units outstanding, beginning of year              6,258      12,546       14,523       16,548

  Units purchased                                    90         177          273          452
  Units transferred between Sub-Accounts
    and Fixed Accounts                             (873)     (3,735)      (1,235)        (815)
  Units withdrawn and surrendered                (1,669)     (2,730)      (4,350)      (1,662)
                                             ----------  ----------   ----------   ----------

Units outstanding, end of year                    3,806       6,258        9,211       14,523
                                             ==========  ==========   ==========   ==========


                                 *   *   *   *   *


                                         9